Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company had no liabilities required to be measured at fair value at June 30, 2013 and December 31, 2012. The Company’s assets measured at fair value on a recurring basis at June 30, 2013 and December 31, 2012, were as follows (in thousands):

	June 30, 2013	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Deferred compensation plan investments	$17,018	$17,018	$—	$—

Total assets measured at fair value	$17,018	$17,018	$—	$—

	December 31, 2012	Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Deferred compensation plan investments	$15,580	$15,580	$—	$—

Total assets measured at fair value	$15,580	$15,580	$—	$—